Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Regulatory Assets	$ 845,471	$ 559,887
Regulatory liabilities, natural gas derivative contracts	601,518	607,378
Swap
Derivative [Line Items]
Regulatory Assets	228	28
Regulatory liabilities, natural gas derivative contracts	271	743
Options
Derivative [Line Items]
Regulatory Assets	50	38
Regulatory liabilities, natural gas derivative contracts	76	0
Forward contracts
Derivative [Line Items]
Regulatory Assets	$ 693	$ 1,830